Borrowings and Lines of Credit (Short-Term Borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Commercial Paper	$ 300	$ 522
Other borrowings	92	79
Total short-term borrowings	$ 392	$ 601